Other Operating Expenses - Summary of Other Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Expenses [Line Items]
Other operating expenses	£ 9,018	£ 7,468	£ 7,667
The following items are included within other operating expenses:
Master settlement agreement	2,387	2,486	2,783
Marketing costs in operating expenses	1,160	1,242	1,096
Inventory write-offs	250	215	309
Research and development expenses (excluding employee benefit costs and depreciation)	138	141	121
Loss on disposal of businesses	6	(358)	0
Other adjusting items in other operating expenses		0	0
Charges in respect of assets held-for-sale	612	0	0
Exchange differences	(92)	(19)	29
Hedge ineffectiveness within operating profit	36	(5)	(3)
Expenses relating to short-term leases	11	8	10
Expenses relating to leases of low-value assets	1	1	1
Gains arising from sale and leaseback transactions	0	0	(1)
Auditor’s remuneration	29	27	28
Brazil
The following items are included within other operating expenses:
Other adjusting items in other operating expenses	12
Competition investigations
The following items are included within other operating expenses:
Other adjusting items in other operating expenses	79	0	0
Charges in respect of DOJ investigation
Other Operating Expenses [Line Items]
Other operating expenses	450	0	0
Excise dispute in Turkey, South Korea and Russia
The following items are included within other operating expenses:
Other adjusting items in other operating expenses	£ 0	£ 26	£ (40)